ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS Earnings (loss) from discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Share of net earnings (loss), net of income taxes	$ (26.0)	$ 12.6
Impairment charge	(287.8)	0.0
Net earnings (loss) from discontinued operations	(39.3)	3.2
Sadiola
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Share of net earnings (loss), net of income taxes	(24.7)	13.1
Impairment charge	(9.4)	0.0
Write-down of related party receivable	0.0	(10.9)
Net earnings (loss) from discontinued operations	(34.1)	2.2
Yatela
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Share of net earnings (loss), net of income taxes	0.1	1.0
Impairment charge	(5.3)	0.0
Net earnings (loss) from discontinued operations	$ (5.2)	$ 1.0